Provisions for judicial and administrative proceedings, commitments and other provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Schedule of breakdown of obligation and provisions

Thousands of Reais	2025	2024

Provisions for pension funds and similar liabilities (Note 21)	1,357,203	1,364,437
Provisions for judicial and administrative proceedings, commitments, and other provisions	10,447,279	9,612,493
Judicial and Administrative Proceedings for Liabilities of Former Controlling Shareholders (Note 15)	496	496
Judicial and administrative proceedings	9,495,060	9,065,853
Comprising:
Civil	3,459,137	3,330,621
Labor	3,835,099	2,946,482
Tax and Social Security	2,200,824	2,788,750
Provisions for contingent liabilities (Note 22.b.1)	787,837	440,113
Miscellaneous provisions	163,886	106,031
Total	11,804,482	10,976,930

Schedule of changes in obligation and provisions

Thousands of Reais			2025
	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	1,364,437	9,612,493	10,976,930
Additions charged to income:
Interest expense and similar charges	90,822	-	90,822
Personnel Expenses (Note 39)	5,841	-	5,841
Establishment / Reversals and Adjustments of Provisions	(30)	4,978,678	4,978,648
Other Comprehensive Income	558,749	-	558,749
Establishment / Reversal of provisions for contingent commitments	-	347,724	347,724
Payments to external funds	(692,908)	-	(692,908)
Amount paid	-	(4,491,616)	(4,491,616)
Transfer to other assets - actuarial assets (Note 15)	30,292	-	30,292
Balance at the end of the fiscal year	1,357,203	10,447,279	11,804,482

Thousand of Reais			2024
	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	2,543,504	8,930,277	11,473,781
Additions charged to profit or loss:
Interest and Similar Income and Expenses	205,119	-	205,119
Personnel Expenses (Note 39)	6,280	-	6,280
Establishment / Reversals and Adjustments of Provisions	(24)	4,537,708	4,537,684
Other Comprehensive Income	736,938	-	736,938
Establishment / Reversal of provisions for contingent commitments	-	57,628	57,628
Payments to external funds (2)	(2,417,724)	-	(2,417,724)
Amount paid	-	(3,913,120)	(3,913,120)
Transfer to other assets - actuarial assets (Note 15)	24,452	-	24,452
Transfers, foreign exchange fluctuations, and other variations	265,892	-	265,892
Balance at the end of the fiscal year	1,364,437	9,612,493	10,976,930

Thousand of Reais			2023
	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	1,775,202	7,339,941	9,115,143
Additions charged to profit or loss:
Interest and Similar Income and Expenses	154,499	-	154,499
Personnel Expenses (Note 39)	3,788	-	3,788
Establishment / Reversals and Adjustments of Provisions	(89)	4,472,411	4,472,322
Other Comprehensive Income	834,702	-	834,702
Establishment / Reversal of provisions for contingent commitments	-	(47,999)	(47,999)
Payments to external funds	(251,467)	-	(251,467)
Amount paid	-	(2,834,076)	(2,834,076)
Transfer to other assets - actuarial assets (Note 15)	26,869	-	26,869
Balance at the end of the fiscal year	2,543,504	8,930,277	11,473,781
(1)	For further information, please refer to note 21. Provisions for pension funds and similar liabilities
(2)	Variation mainly resulting from AFABESP. (Note 21)

Schedule of movement of provision

Thousand of Reais	2025	2024	2023

Balance at the beginning of the period	440,113	382,485	430,484
Establishment / Reversal of provisions for contingent commitments	347,724	57,628	(47,999)
Balance at end of year	787,837	440,113	382,485